Condensed Consolidated Balance Sheets (10Q) (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Accounts receivable, allowance	$ 86,000	$ 22,000	$ 22,000	$ 22,000